Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 TWD ($) shares	Dec. 31, 2021 TWD ($) shares
Earnings per share [line items]
Profit for the year attributable to owners of the Company	$ 35,457,908	$ 1,157,998	$ 61,501,545	$ 60,150,167
Effect of potentially dilutive ordinary shares:
Potential ordinary shares of the subsidiary	(494,272)	(16,142)	(1,811,449)	(1,056,778)
Earnings used in the computation of diluted earnings per share	$ 34,963,636	$ 1,141,856	$ 59,690,096	$ 59,093,389
Weighted average number of ordinary shares in the computation of basic earnings per share	4,295,871	4,295,871	4,274,687	4,305,348
Effect of potentially dilutive ordinary shares:
Employee share options	42,045	42,045	40,351	58,113
Employees' compensation	924	924	1,940	1,264
Employee restricted stock awards	8,830	8,830	6,445	943
Weighted average number of ordinary shares in computation of diluted earnings per share	4,347,670	4,347,670	4,323,423	4,365,668